Statement of Cash Flows	2 Months Ended
Feb. 28, 2025 USD ($)
Statement of Cash Flows [Abstract]
Net Cash Used in Operating Activities
Net Change in Cash
Cash, Beginning of the Period
Cash, End of the Period